Other Current Liabilities (Information) (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Employees		$ 294	$ 284
Current tax liabilities		78	112
Accrued expenses		64	85
Governmental (mainly in respect of royalties)	[1]	50	61
Others		101	105
Other current liabilities		$ 587	$ 647

[1]	See Note 19.